Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill by Business Segment) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009
Goodwill, Gross	¥ 2,103,948		¥ 2,122,054	¥ 2,119,521
Accumulated impairment losses	(1,740,556)		(1,740,556)	(1,740,095)
Goodwill, Net	363,392		381,498	379,426
Goodwill acquired during the fiscal year	8,068	[1]
Impairment loss			(461)	(845,842)
Foreign currency translation adjustments and other	(26,174)		2,533
Integrated Retail Banking Business Group [Member]
Goodwill, Gross	840,055		840,055	840,055
Accumulated impairment losses	(840,055)		(840,055)	(840,055)
Goodwill, Net
Goodwill acquired during the fiscal year		[1]
Foreign currency translation adjustments and other
Integrated Corporate Banking Business Group [Member] | Overseas [Member] | Other Than UNBC [Member]
Goodwill, Gross	152,203		152,203	152,203
Accumulated impairment losses	(532)		(532)	(532)
Goodwill, Net	151,671		151,671	151,671
Goodwill acquired during the fiscal year		[1]
Foreign currency translation adjustments and other
Integrated Corporate Banking Business Group [Member] | Overseas [Member] | UNBC [Member]
Goodwill, Gross	201,629		219,735	217,202
Goodwill, Net	201,629		219,735	217,202
Goodwill acquired during the fiscal year	8,068	[1]
Foreign currency translation adjustments and other	(26,174)		2,533
Integrated Corporate Banking Business Group [Member] | Domestic [Member]
Goodwill, Gross	885,234		885,234	885,234
Accumulated impairment losses	(885,234)		(885,234)	(884,773)
Goodwill, Net				461
Goodwill acquired during the fiscal year		[1]
Impairment loss			(461)
Foreign currency translation adjustments and other
Integrated Corporate Banking Business Group [Member] | Overseas Total [Member]
Goodwill, Gross	353,832		371,938	369,405
Accumulated impairment losses	(532)		(532)	(532)
Goodwill, Net	353,300		371,406	368,873
Goodwill acquired during the fiscal year	8,068	[1]
Foreign currency translation adjustments and other	(26,174)		2,533
Integrated Corporate Banking Business Group [Member] | Total Domestic and Overseas [Member]
Goodwill, Gross	1,239,066		1,257,172	1,254,639
Accumulated impairment losses	(885,766)		(885,766)	(885,305)
Goodwill, Net	353,300		371,406	369,334
Goodwill acquired during the fiscal year	8,068	[1]
Impairment loss			(461)
Foreign currency translation adjustments and other	(26,174)		2,533
Integrated Trust Assets Business Group [Member]
Goodwill, Gross	22,527		22,527	22,527
Accumulated impairment losses	(14,735)		(14,735)	(14,735)
Goodwill, Net	7,792		7,792	7,792
Goodwill acquired during the fiscal year		[1]
Global Markets [Member]
Goodwill, Gross	2,300		2,300	2,300
Goodwill, Net	2,300		2,300	2,300
Goodwill acquired during the fiscal year		[1]
Foreign currency translation adjustments and other	¥ 0

[1]	See Note 2 for the goodwill acquired in connection with various acquisitions.